U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL NOTICE OF SECURITES SOLD
                             PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

 1.  Name and address of issuer:

      iShares Trust
      45 Fremont Street
      San Francisco, CA  94105

 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                              [  ]
      iShares Dow Jones Total Market Index Fund iShares Dow Jones Basic Materials Sector Index Fund iShares Dow Jones Consumer Cyclical Sector Index Fund iShares Dow Jones Consumer Non-Cyclical Sector Index Fund iShares Dow Jones Energy Sector Index Fund iShares Dow Jones Financial Sector Index Fund iShares Dow Jones Healthcare Sector Index Fund iShares Dow Jones Industrial Sector Index Fund iShares Dow Jones Technology Sector Index Fund iShares Dow Jones Telecommunications Sector Index Fund iShares Dow Jones Utilities Sector Index Fund iShares Dow Jones Chemicals Index Fund iShares Dow Jones Financial Services Index Fund iShares Dow Jones Internet Index Fund iShares Dow Jones Real Estate Index Fund iShares Cohen & Steers Realty Majors Index Fund

 3.  Investment Company Act File Number:  811-09729

     Securities Act File Number:  333-92935

 4(a).  Last day of fiscal year for which this Form is filed: 4/30/01

 4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

 4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

 5.  Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                                 $1,331,701,324

    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year:           $499,613,619

    (iii)  Aggregate price of securities redeemed
           or repurchased during any PRIOR fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to
           the Commission:                                            $0

    (iv)   Total available redemption credits
           [add items 5(ii) and 5(iii)]:                    $499,613,619

    (v)    Net sales -- if item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(I)]:                                 $832,087,705

    (vi)   Redemption credits available for use
           in future years -- if Item 5(i) is
           less than Item 5(iv) [subtract Item
           5(iv) from Item 5(i)]:                                     $0

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                        x  0.000250

    (viii) Registration fee due [multiply Item 5(v)
           by Item 5(vii)] (enter "0" if no fee
           is due):                                        = $208,021.93
                                                             -----------
                                                             -----------

  6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

 7.   Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):        N/A

 8.   Total of the amount of the registration fee due plus any interest due
      [Item 5(viii) plus Item 7]:                               = $208,021.93

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  July 23, 2001

                  CIK: 0001100663

     Method of Delivery:

                 [X]  Wire Transfer
                 [ ]  Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


   /s/ Susan C. Mosher
   ---------------------
   Susan C. Mosher
   Secretary


Date:  July 25, 2001

*Please print the name and title of the signing officer below the signature.